Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2022
Trade and other receivables [Abstract]
Trade and other receivables
	September 30, 2022 £’000	December 31, 2021 £’000
Trade receivables	25,809	6,047
Other receivables	6,214	1,470
Prepayments and accrued income	8,945	7,691
	40,968	15,208